PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in the fair value of plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ (934,128)	R$ (668,481)
Asset acquired on acquisition of company		(1,994)
Distribution of reserves	(76,815)	(5,981)
Balance at the end of the year	(789,519)	(934,128)
Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	4,698,026	3,762,994
Benefits paid	(208,064)	(195,775)
Participants contributions paid	346	323
Sponsor contributions paid	1,676	1,883
Interest income on plan assets	331,935	335,424
Return on plan assets excluding interest income	(331,759)	799,158
Distribution of reserves	(76,815)	(5,981)
Balance at the end of the year	4,415,345	4,698,026
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	138,745	(68,368)
Distribution of reserves	(76,815)	(5,981)
Balance at the end of the year	91,272	138,745
Post-retirement pension plans | Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	3,696,914	2,999,669
Benefits paid	(164,587)	(159,001)
Participants contributions paid	346	323
Sponsor contributions paid	1,638	1,848
Interest income on plan assets	259,331	266,287
Return on plan assets excluding interest income	(305,530)	593,769
Distribution of reserves	(76,815)	(5,981)
Balance at the end of the year	3,411,297	3,696,914
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(1,072,873)	(600,113)
Asset acquired on acquisition of company		(1,994)
Balance at the end of the year	(880,791)	(1,072,873)
Post-retirement health plans | Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,001,112	763,325
Benefits paid	(43,477)	(36,774)
Sponsor contributions paid	38	35
Interest income on plan assets	72,604	69,137
Return on plan assets excluding interest income	(26,229)	205,389
Balance at the end of the year	R$ 1,004,048	R$ 1,001,112